UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 94.50%
Consumer Discretionary - 12.89%
Dana Holding Corp.	4,200	$70,938	1.88%
Hilton Worldwide Holdings, Inc.	3,810	95,517	2.54%
Interpublic Group of Cos., Inc.	3,075	74,015	1.96%
News Corp.	6,150	71,094	1.89%
Omnicom Group, Inc.	1,275	110,848	2.94%
Staples, Inc.	6,550	63,339	1.68%
		485,751	12.89%
Energy - 7.38%
Cenovus Energy, Inc. (b)	5,600	86,576	2.30%
FMC Technologies, Inc. (a)	2,100	71,946	1.91%
Murphy Oil Corp.	2,325	78,841	2.09%
Superior Energy Services, Inc.	2,350	40,514	1.08%
		277,877	7.38%
Financials - 39.05%
Allstate Corp.	1,550	108,376	2.88%
Apollo Global Management LLC - Class A	3,650	70,299	1.87%
Axis Capital Holdings, Ltd. (b)	1,825	111,343	2.96%
Comerica, Inc.	2,275	145,031	3.85%
Franklin Resources, Inc.	2,444	95,951	2.55%
Invesco, Ltd. (b)	2,925	91,582	2.43%
KeyCorp	7,025	121,603	3.23%
KKR & Co., LP	5,975	91,418	2.43%
Regions Financial Corp.	11,500	155,709	4.13%
Torchmark Corp.	737	51,656	1.37%
Validus Holdings, Ltd. (b)	1,375	74,718	1.98%
Voya Financial, Inc.	5,025	195,321	5.17%
Webster Financial Corp.	1,550	76,896	2.04%
Willis Towers Watson PLC (b)	654	81,338	2.16%
		1,471,241	39.05%
Industrials - 14.76%
AECOM Technology Corp. (a)	2,039	74,118	1.97%
Dover Corp.	1,875	136,144	3.61%
KBR, Inc.	7,050	117,806	3.13%
Parker Hannifin Corp.	525	72,938	1.94%
Terex Corp.	5,075	154,888	4.11%
		555,894	14.76%
Information Technology - 17.91%
Avnet, Inc.	2,475	113,578	3.02%
Flextronics International, Ltd. (a) (b)	6,925	98,612	2.62%
Genpact, Ltd. (a) (b)	3,075	73,585	1.95%
Hewlett Packard Enterprise Co.	4,750	113,050	3.00%
HP, Inc.	4,500	69,300	1.84%
ON Semiconductor Corp. (a)	9,775	115,149	3.06%
Seagate Technology PLC (b)	2,275	91,228	2.42%
		674,502	17.91%
Utilities - 2.51%
Edison International	1,375	94,559	2.51%
Total Common Stocks (Cost $3,056,700)		3,559,824	94.50%

REITS - 3.12%
Lamar Advertising Co.		1,775	117,665	3.12%
Total REITS (Cost $97,827)			117,665	3.12%

SHORT-TERM INVESTMENTS - 3.54%
Money Market Funds - 3.54%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.28% (c)		133,361	133,361	3.54%
Total Short-Term Investments (Cost $133,361)			133,361	3.54%

Total Investments (Cost $3,287,888) - 101.16%			3,810,850	101.16%
Liabilities in Excess of Other Assets - (1.16)%			(43,764)	(1.16)%
TOTAL NET ASSETS - 100.00%			$3,767,086	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of November 30, 2016.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 90.64%
Brazil - 6.28%
Cia de Saneamento Basico do Estrado de San Paulo	31,100	$275,500	1.92%
Petroleo Brasileiro S.A. (a)	23,600	111,648	0.78%
Randon SA Implementos e Participacoes (a)	120,816	126,816	0.88%
Telefonica Brasil S.A. - ADR	19,950	260,348	1.81%
Usinas Siderurgicas de Minas Gerais S.A. (a)	105,000	128,842	0.89%
		903,154	6.28%
China - 14.60%
China Agri-Industries Holdings, Ltd. (a)	729,000	293,235	2.04%
China Construction Bank Corp.	236,000	175,863	1.22%
China Dongxiang Group Co.	634,000	126,694	0.88%
China Mobile, Ltd.	37,000	403,797	2.81%
China Shenhua Energy Co., Ltd.	132,500	274,344	1.91%
China Shineway Pharmaceutical Group, Ltd.	92,000	98,446	0.69%
China Zhengtong Auto Services Holdings, Ltd.	193,000	57,727	0.40%
Dah Chong Hong Holdings, Ltd.	153,000	61,149	0.43%
Dongfeng Motor Group Co., Ltd.	280,000	284,819	1.98%
Lenovo Group, Ltd.	520,000	322,465	2.24%
		2,098,539	14.60%
Hong Kong - 4.64%
China Resources Power Holdings Co., Ltd.	206,000	338,885	2.36%
Pacific Basin Shipping, Ltd. (a)	1,183,000	193,697	1.35%
Stella International Holdings, Ltd.	40,500	68,609	0.47%
Texwinca Holdings, Ltd.	90,000	65,906	0.46%
		667,097	4.64%
Hungary - 3.44%
Magyar Telekom Telecommunications PLC	112,400	187,350	1.30%
OTP Bank PLC	11,378	306,678	2.14%
		494,028	3.44%
India - 1.44%
Reliance Industries, Ltd. - ADR	7,150	206,836	1.44%
Malaysia - 1.99%
Genting Malaysia Berhad	274,000	286,516	1.99%
Poland - 1.57%
Cyfrowy Polsat S.A. (a)	39,250	225,532	1.57%
Republic of Korea - 18.56%
Dongbu Insurance Co., Ltd.	3,910	244,156	1.70%
Hana Financial Group, Inc.	12,760	350,912	2.44%
Hyundai Heavy Industries Co., Inc. (a)	2,675	324,922	2.26%
KB Financial Group, Inc.	6,410	230,838	1.61%
LG Electronics, Inc.	4,375	168,032	1.17%
POSCO	2,050	437,513	3.04%
Samsung Electronics Co., Ltd.	406	606,369	4.22%
Samsung Electronics Co., Ltd. - GDR	83	60,881	0.42%
Shinhan Financial Group Co., Ltd.	6,030	227,469	1.58%
Shinhan Financial Group Co., Ltd. - ADR	450	17,064	0.12%
		2,668,156	18.56%
Russian Federation - 7.77%
Gazprom PAO	40,650	187,356	1.30%
Lukoil PJSC	7,550	369,950	2.57%
MMC Norilsk Nickel PJSC	13,700	229,886	1.60%
Rosneft Oil Co. - GDR	62,700	329,802	2.30%
		1,116,994	7.77%

Singapore - 1.80%
Wilmar International, Ltd.		105,300	258,594	1.80%
South Africa - 3.69%
Aveng, Ltd. (a)		107,425	56,469	0.39%
Reunert, Ltd.		57,500	267,660	1.86%
Sasol		7,675	206,820	1.44%
			530,949	3.69%
Taiwan - 8.06%
Compal Electronics, Inc.		460,000	261,946	1.82%
Hon Hai Precision Industry Co., Ltd.		132,165	340,022	2.37%
Taiwan Semiconductor Manufacturing Co., Ltd.		91,000	522,480	3.64%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		1,125	33,401	0.23%
			1,157,849	8.06%
Thailand - 2.03%
Bangkok Bank Public Co. Ltd.		9,900	43,840	0.31%
Bangkok Bank Public Co., Ltd. - NVDR		56,700	247,907	1.72%
			291,747	2.03%
Turkey - 1.64%
Akbank T.A.S.		107,125	235,409	1.64%
United Arab Emirates - 2.01%
Union National Bank PJSC		236,400	289,643	2.01%
United Kingdom - 5.94%
Antofagasta PLC		57,753	497,877	3.47%
Standard Chartered PLC (a)		44,300	355,351	2.47%
			853,228	5.94%
United States - 5.18%
Cognizant Technology Solutions Corp. (a)		7,125	392,445	2.73%
Flextronics International, Ltd. (a)		14,450	205,768	1.43%
Genpact, Ltd. (a)		6,100	145,973	1.02%
			744,186	5.18%
Total Common Stocks (Cost $13,486,845)			13,028,457	90.64%

PARTICIPATORY NOTES - 7.44% (b)
India - 7.44%
Bank of Baroda			111,635	0.78%
Hindalco Industries Ltd.			310,467	2.16%
National Hydroelectric Power Corp., Ltd.			154,950	1.08%
NTPC Ltd.			292,307	2.03%
Punjab National Bank			70,792	0.49%
State Bank of India			128,525	0.89%
Total Participatory Notes (Cost $1,011,462)			1,068,676	7.44%

SHORT-TERM INVESTMENTS - 2.30%
Money Market Funds - 2.30%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.28% (c)		331,171	331,171	2.30%
Total Short-Term Investments (Cost $331,171)			331,171	2.30%

Total Investments (Cost $14,829,478) - 100.38%			14,428,304.00	100.38%
Liabilities in Excess of Other Assets - (0.38)%			(54,825)	(0.38)%
TOTAL NET ASSETS - 100.00%			$14,373,479	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PAO	Public Joint Stock Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets.
In addition to normal risks associated with direct
investments, P-notes are also subject to counterparty risk.
The performance results of P-notes will not exactly replicate the performance of the underlying securities due to
transaction costs and other expenes.

(c) Rate shown is the 7-day yield as of November 30, 2016.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2016 (Unaudited)
		% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$1,344,984	9.36%
Consumer Staples	551,830	3.84%
Energy	1,686,756	11.74%
Financials	2,725,130	18.96%
Health Care	98,447	0.68%
Industrials	969,563	6.75%
Information Technology	2,891,750	20.12%
Materials	1,294,118	9.00%
Telecommunication Services	851,494	5.92%
Utilities	614,385	4.27%
Total Common Stocks	13,028,457	90.64%

PARTICIPATORY NOTES
Financials	310,952	2.17%
Materials	310,467	2.16%
Utilities	447,257	3.11%
Total Participatory Notes	1,068,676	7.44%

Total Short-Term Investments	331,171	2.30%

Total Investments	14,428,304	100.38%
Liabilities in Excess of Other Assets	(54,825)	(0.38)%
Total Net Assets	$14,373,479	100.00%

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 105.34%
Consumer Discretionary - 10.78%
Dollar General Corp.	1,131	$87,449	1.79%
Ford Motor Co. (d)	4,460	53,342	1.09%
Hilton Worldwide Holdings, Inc.	3,109	77,943	1.59%
Interpublic Group of Cos., Inc. (d)	1,799	43,302	0.89%
News Corp. - Class A (d)	3,222	37,246	0.76%
Omnicom Group, Inc. (d)	1,899	165,098	3.38%
Staples, Inc. (d)	6,497	62,826	1.28%
		527,206	10.78%
Consumer Staples - 5.00%
CVS Health Corp.	993	76,352	1.56%
Wal-Mart Stores, Inc. (d)	2,387	168,116	3.44%
		244,468	5.00%
Energy - 10.21%
BP PLC - ADR (d)	954	33,400	0.68%
Cenovus Energy, Inc. (b)	1,993	30,812	0.63%
ConocoPhillips	1,262	61,232	1.25%
ExxonMobil Corp. (d)	1,116	97,426	1.99%
Halliburton Co. (d)	1,776	94,288	1.93%
Murphy Oil Corp. (d)	2,566	87,013	1.78%
Royal Dutch Shell PLC - ADR (d)	1,031	52,684	1.08%
Superior Energy Services, Inc. (d)	2,462	42,445	0.87%
		499,300	10.21%
Financials - 38.76%
Allstate Corp.	1,202	84,044	1.72%
American International Group, Inc. (d)	1,403	88,852	1.82%
Arthur J. Gallagher & Co.	507	25,527	0.52%
Axis Capital Holdings, Ltd. (b) (d)	2,744	167,411	3.41%
Bank of America Corp. (d)	6,922	146,193	2.98%
Brown & Brown, Inc.	1,971	85,443	1.75%
Capital One Financial Corp.	1,019	85,637	1.75%
Citigroup, Inc. (d)	2,277	128,400	2.62%
Everest Re Group, Ltd. (b)	434	91,379	1.87%
Franklin Resources, Inc. (d)	2,362	92,732	1.90%
Goldman Sachs Group, Inc. (d)	508	111,399	2.28%
JPMorgan Chase & Co. (d)	1,269	101,736	2.08%
Metlife, Inc. (d)	1,339	73,658	1.51%
Morgan Stanley (d)	2,455	101,539	2.08%
Old Republic International Corp.	3,853	68,853	1.41%
Regions Financial Corp.	3,386	45,846	0.94%
Renaissancere Holdings, Ltd. (b)	694	90,609	1.85%
State Street Corp. (d)	726	57,209	1.17%
UBS Group AG (b) (d)	1,947	30,860	0.63%
Validus Holdings, Ltd. (b)	1,596	86,727	1.77%
Voya Financial, Inc. (d)	3,402	132,236	2.70%
		1,896,290	38.76%
Health Care - 18.43%
Abbott Laboratories (d)	1,254	47,740	0.98%
AbbVie, Inc.	1,459	88,707	1.81%
Aetna, Inc.	771	100,877	2.05%
AmerisourceBergen Corp.	1,026	80,018	1.64%
Amgen, Inc.	144	20,746	0.42%
Biogen, Inc. (a) (d)	256	75,282	1.54%
Cigna Corp.	747	100,651	2.06%
Gilead Sciences, Inc. (d)	480	35,376	0.72%
Laboratory Corp. of America Holdings (a)	559	70,350	1.44%
McKesson Corp. (d)	132	18,983	0.39%

Patterson Cos., Inc. (d)		519	20,106	0.41%
Pfizer, Inc.		2,726	87,614	1.79%
Premier, Inc. - Class A (a)		2,606	78,545	1.61%
Varian Medical Systems, Inc. (a)		853	76,625	1.57%
			901,620	18.43%
Industrials - 8.72%
AECOM Technology Corp. (a) (d)		1,754	63,758	1.30%
Dover Corp. (d)		1,079	78,346	1.60%
MSC Industrial Direct Co. (d)		1,093	97,649	2.00%
Parker Hannifin Corp. (d)		500	69,465	1.42%
Terex Corp. (d)		3,847	117,410	2.40%
			426,628	8.72%
Information Technology - 13.44%
Avnet, Inc. (d)		2,171	99,628	2.04%
Cognizant Technology Solutions Corp. (a)		803	44,229	0.90%
Genpact, Ltd. (a) (b) (d)		3,114	74,518	1.52%
Hewlett Packard Enterprise Co. (d)		3,469	82,562	1.69%
HP, Inc. (d)		2,757	42,458	0.87%
Intel Corp. (d)		1,759	61,037	1.25%
International Business Machines Corp. (d)		137	22,224	0.45%
ON Semiconductor Corp. (a) (d)		6,485	76,393	1.56%
Oracle Corp. (d)		1,824	73,307	1.50%
Seagate Technology PLC (b) (d)		2,030	81,403	1.66%
			657,759	13.44%
Total Common Stocks (Cost $4,760,527)			5,153,271	105.34%

REITS - 4.37%
Financials - 4.37%
Hospitality Properties Trust (d)		1,182	34,272	0.70%
Lamar Advertising Co. - Class A (d)		2,709	179,580	3.67%
Total REITS (Cost $189,029)			213,852	4.37%

SHORT-TERM INVESTMENTS - 1.72%
Money Market Funds - 1.72%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.28% (c)		84,326	84,326	1.72%
Total Short-Term Investments (Cost $84,326)			84,326	1.72%

Total Investments (Cost $5,033,882) - 111.43%			5,451,449	111.43%
Liabilities in Excess of Other Assets - (11.43)%			(559,226)	(11.43)%
TOTAL NET ASSETS - 100.00%			$4,892,223	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of November 30, 2016.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
November 30, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 49.56%
Consumer Discretionary - 4.05%
Columbia Sportswear Co.	612	$34,805	0.71%
Goodyear Tire & Rubber Co.	1,098	33,698	0.69%
Home Depot, Inc.	206	26,656	0.54%
Lions Gate Entertainment Corp. (b)	1,621	37,931	0.78%
Netflix, Inc. (a)	268	31,356	0.64%
Tesla Motors, Inc. (a)	179	33,903	0.69%
		198,349	4.05%
Consumer Staples - 0.45%
Post Holdings, Inc. (a)	286	21,830	0.45%

Energy - 5.30%
Cabot Oil & Gas Corp.	1,600	35,392	0.72%
Cheniere Energy, Inc. (a)	935	38,204	0.78%
Core Laboratories N.V. (b)	339	37,887	0.78%
Gulfport Energy Corp. (a)	1,290	33,140	0.68%
Occidental Petroleum Corp.	527	37,607	0.77%
PDC Energy, Inc. (a)	548	40,799	0.83%
Range Resources Corp.	1,025	36,059	0.74%
		259,088	5.30%
Financials - 4.62%
Charles Schwab Corp.	959	37,075	0.76%
E*TRADE Financial Corp. (a)	1,159	39,997	0.81%
First Horizon National Corp.	1,946	37,130	0.76%
Home BancShares, Inc.	1,376	35,597	0.73%
SLM Corp. (a)	3,791	38,175	0.78%
Western Alliance Bancorp (a)	817	38,170	0.78%
		226,144	4.62%
Health Care - 11.96%
ACADIA Pharmaceuticals, Inc. (a)	1,276	34,439	0.70%
Agilent Technologies, Inc.	751	33,029	0.68%
Alexion Pharmaceuticals, Inc. (a)	268	32,854	0.67%
Alnylam Pharmaceuticals, Inc. (a)	782	34,306	0.70%
athenahealth, Inc. (a)	233	22,042	0.45%
BioMarin Pharmaceutical, Inc. (a)	416	35,622	0.73%
DexCom, Inc. (a)	550	35,909	0.73%
Illumina, Inc. (a)	241	32,087	0.66%
Incyte Corp. (a)	350	35,801	0.73%
Intercept Pharmaceuticals, Inc. (a)	348	35,190	0.72%
Ionis Pharmaceuticals, Inc. (a)	796	34,833	0.71%
Juno Therapeutics, Inc. (a)	1,188	23,819	0.49%
Medidata Solutions, Inc. (a)	620	34,243	0.70%
Mettler-Toledo International, Inc. (a)	56	23,073	0.47%
Neurocrine Biosciences, Inc. (a)	730	33,909	0.69%
Puma Biotechnology, Inc. (a)	831	35,775	0.73%
Regeneron Pharmaceuticals, Inc. (a)	94	35,649	0.73%
Vertex Pharmaceuticals, Inc. (a)	400	32,644	0.67%
		585,224	11.96%
Industrials - 5.16%
Acuity Brands, Inc.	128	32,180	0.66%
HD Supply Holdings, Inc. (a)	979	38,416	0.79%

Hexcel Corp.	694	35,894	0.73%
Huntington Ingalls Industries, Inc.	204	36,467	0.75%
Old Dominion Freight Line, Inc. (a)	417	36,404	0.74%
Southwest Airlines Co.	779	36,309	0.74%
Watsco, Inc.	246	36,654	0.75%
		252,324	5.16%
Information Technology - 13.64%
Adobe Systems, Inc. (a)	206	21,179	0.43%
Atlassian Corp PLC - Class A (a) (b)	1,213	32,921	0.67%
Blackbaud, Inc.	506	31,767	0.65%
Cavium, Inc. (a)	596	33,990	0.70%
CoreLogic, Inc. (a)	593	22,374	0.46%
CoStar Group, Inc. (a)	167	31,915	0.65%
CSRA, Inc.	1,135	36,331	0.74%
EchoStar Corp. (a)	730	37,230	0.76%
Euronet Worldwide, Inc. (a)	376	26,967	0.55%
Fortinet, Inc. (a)	1,075	32,357	0.66%
Global Payments, Inc.	508	34,823	0.71%
Guidewire Software, Inc. (a)	534	29,749	0.61%
Manhattan Associates, Inc. (a)	598	31,335	0.64%
Maxim Integrated Products, Inc.	825	32,398	0.66%
Palo Alto Networks, Inc. (a)	214	28,755	0.59%
Salesforce.com, Inc. (a)	456	32,832	0.67%
Square, Inc. - Class A (a)	3,021	39,092	0.80%
Tableau Software, Inc. (a)	680	30,518	0.62%
Twitter, Inc. (a)	1,891	34,965	0.72%
Ultimate Software Group, Inc. (a)	164	33,609	0.69%
ViaSat, Inc. (a)	452	32,219	0.66%
		667,326	13.64%
Materials - 3.03%
Ball Corp.	470	35,278	0.72%
Dow Chemical Co.	675	37,611	0.77%
Nucor Corp.	611	37,998	0.78%
Vulcan Materials Co.	296	37,193	0.76%
		148,080	3.03%
Telecommunication Services - 1.35%
Level 3 Communications, Inc. (a)	670	36,897	0.75%
SBA Communications Corp. (a)	295	29,193	0.60%
		66,090	1.35%
Total Common Stocks (Proceeds $2,389,081)		2,424,455	49.56%

REITS - 3.00%
Financials - 3.00%
Forest City Realty Trust, Inc.	1,793	33,152	0.68%
Gramercy Property Trust	3,916	34,226	0.70%
Macerich Co.	347	23,558	0.48%
SL Green Realty Corp.	327	34,453	0.70%
Vornado Realty Trust	218	21,309	0.44%
Total REITS (Proceeds $155,928)		146,698	3.00%
Total Securities Sold Short (Proceeds $2,545,009) - 52.56%		$2,571,153	52.56%

Percentages are stated as a percent of net assets.

As of November 30, 2016 securities and cash collateral of $2,922,857 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)
			% of
	Quantity	Value	Net Assets
COMMON STOCKS - 97.06%
Consumer Discretionary - 5.31%
Dana Holding Corp.	8,919	$150,642	1.86%
Rent-A-Center, Inc.	10,729	123,920	1.53%
Stoneridge, Inc. (a)	9,827	155,954	1.92%
		430,516	5.31%
Consumer Staples - 3.06%
Universal Corp.	4,508	248,165	3.06%

Energy - 3.19%
Murphy Oil Corp.	5,766	195,525	2.41%
Superior Energy Services, Inc.	3,676	63,374	0.78%
		258,899	3.19%
Financials - 31.78%
American Equity Investment Life Holding Co.	13,399	277,761	3.42%
Argo Group International Holdings, Ltd. (b)	3,058	194,030	2.39%
Aspen Insurance Holdings, Ltd. (b)	5,480	279,206	3.44%
Associated Banc-Corp	12,281	280,622	3.47%
Endurance Specialty Holdings, Ltd. (b)	2,300	212,060	2.61%
First Midwest Bancorp, Inc.	8,826	214,295	2.64%
Genworth Financial, Inc. (a)	18,800	80,464	0.99%
Hope Bancorp, Inc.	12,437	247,496	3.05%
Synovus Financial Corp.	6,239	241,512	2.98%
TCF Financial Corp.	9,418	163,402	2.01%
Webster Financial Corp.	5,362	266,009	3.28%
WSFS Financial Corp.	2,862	122,064	1.50%
		2,578,921	31.78%
Health Care - 6.16%
Owens & Minor, Inc.	7,133	241,880	2.98%
Triple-S Management Corp. - Class B (a) (b)	11,567	257,713	3.18%
		499,593	6.16%
Industrials - 31.85%
Actuant Corp. - Class A	10,805	280,390	3.46%
ARC Document Solutions, Inc. (a)	19,300	86,078	1.06%
Chart Industries, Inc. (a)	7,075	251,516	3.10%
Columbus McKinnon Corp.	7,635	200,953	2.48%
Cubic Corp.	4,918	227,703	2.81%
Essendant, Inc.	11,234	217,603	2.68%
General Cable Corp.	9,119	170,981	2.11%
Gibraltar Industries, Inc. (a)	2,975	133,875	1.65%
KBR, Inc.	9,288	155,202	1.91%
Masonite International Corp. (a) (b)	4,501	291,665	3.59%
Terex Corp.	9,697	295,953	3.64%
Tetra Tech, Inc.	918	39,336	0.48%
TriMas Corp. (a)	7,446	159,717	1.97%
Wesco Aircraft Holdings, Inc. (a)	5,032	74,222	0.91%
		2,585,194	31.85%
Information Technology - 14.48%
Anixter International, Inc. (a)	3,132	244,766	3.02%
Diodes, Inc. (a)	6,551	159,517	1.97%
Insight Enterprises, Inc. (a)	7,014	245,630	3.02%
ON Semiconductor Corp. (a)	20,512	241,631	2.98%
ScanSource, Inc. (a)	7,497	283,762	3.49%
		1,175,306	14.48%

Materials - 1.23%
Schnitzer Steel Industries, Inc. - Class A		3,583	99,966	1.23%
Total Common Stocks (Cost $6,812,442)			7,876,560	97.06%

REITS - 1.00%
DiamondRock Hospitality Co.		7,656	81,077	1.00%
Total REITS (Cost $71,724)			81,077	1.00%

SHORT-TERM INVESTMENTS - 2.79%
Money Market Funds - 2.79%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.28% (c)		226,023	226,023	2.79%
Total Short-Term Investments (Cost $226,023)			226,023	2.79%

Total Investments (Cost $7,110,189) - 100.85%			8,183,660	100.85%
Liabilities in Excess of Other Assets - (0.85)%			(69,263)	(0.85)%
TOTAL NET ASSETS - 100.00%			$8,114,397	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of November 30, 2016.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Note 1- Summary of Fair Value Measurements at November 30, 2016 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund,
and the Pzena Small Cap Value Fund's (each a "Fund" and collectively, the "Funds) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:

Pzena Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$485,751	$-	$-	$485,751
Energy	277,877	-	-	277,877
Financials	1,471,241	-	-	1,471,241
Industrials	555,894	-	-	555,894
Information Technology	674,502	-	-	674,502
Utilities	94,559	-	-	94,559
Total Common Stock	3,559,824	-	-	3,559,824
REITs	117,665	-	-	117,665
Short-Term Investments	133,361	-	-	133,361
Total Investments in Securities	$3,810,850	$-	$-	$3,810,850

Pzena Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$903,154	$-	$-	$903,154
China	2,098,539	-	-	2,098,539
Hong Kong	667,097	-	-	667,097
Hungary	494,028	-	-	494,028
India	-	206,836	-	206,836
Malaysia	286,516	-	-	286,516
Poland	225,532	-	-	225,532
Republic of Korea	2,668,156	-	-	2,668,156
Russian Federation	1,116,994	-	-	1,116,994
Singapore	258,594	-	-	258,594
South Africa	530,949	-	-	530,949
Taiwan	1,157,849	-	-	1,157,849
Thailand	291,747	-	-	291,747
Turkey	235,409	-	-	235,409
United Arab Emirates	289,643	-	-	289,643
United Kingdom	853,228	-	-	853,228
United States	744,186	-	-	744,186
Total Common Stock	12,821,621	206,836	-	13,028,457
Participatory Notes
India	-	1,068,676	-	1,068,676
Total Participatory Notes	-	1,068,676	-	1,068,676
Short-Term Investments	331,171	-	-	331,171
Total Investments in Securities	$13,152,792	$1,275,512	$-	$14,428,304

Pzena Long/Short Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$527,206	$-	$-	$527,206
Consumer Staples	244,468	-	-	244,468
Energy	499,300	-	-	499,300
Financials	1,896,290	-	-	1,896,290
Health Care	901,620	-	-	901,620
Industrials	426,628	-	-	426,628
Information Technology	657,759	-	-	657,759
Total Common Stock	5,153,271	-	-	5,153,271
REITs	213,852	-	-	213,852
Short-Term Investments	84,326	-	-	84,326
Total Investments in Securities	$5,451,449	$-	$-	$5,451,449

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$198,349	$-	$-	$198,349
Consumer Staples	21,830	-	-	21,830
Energy	259,088	-	-	259,088
Financials	226,144	-	-	226,144
Health Care	585,224	-	-	585,224
Industrials	252,324	-	-	252,324
Information Technology	667,326	-	-	667,326
Materials	148,080	-	-	148,080
Telecommunications Services	66,090	-	-	66,090
Total Common Stock	2,424,455			2,424,455
REITs	146,698	-	-	146,698
Total Securities Sold Short	$2,571,153	$-	$-	$2,571,153

Pzena Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$430,516	$-	$-	$430,516
Consumer Staples	248,165	-	-	248,165
Energy	258,899	-	-	258,899
Financials	2,578,921	-	-	2,578,921
Health Care	499,593	-	-	499,593
Industrials	2,585,194	-	-	2,585,194
Information Technology	1,175,306	-	-	1,175,306
Materials	99,966	-	-	99,966
Total Common Stock	7,876,560	-	-	7,876,560
REITs	81,077	-	-	81,077
Short-Term Investments	226,023	-	-	226,023
Total Investments in Securities	$8,183,660	$-	$-	$8,183,660

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at November 30, 2016. There were no level 3 securities held in the Fund during the period ended November 30, 2016.

Note 2 - Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Pzena Mid Cap Value Fund

Cost of investments	$3,287,888
Gross unrealized appreciation	$659,364
Gross unrealized depreciation	(136,402)
Net unrealized appreciation	$522,962

Pzena Emerging Markets Value Fund

Cost of investments	$14,880,351
Gross unrealized appreciation	$1,450,957
Gross unrealized depreciation	(1,903,004)
Net unrealized depreciation	$(452,047)

Pzena Long/Short Value Fund

Cost of investments	$5,108,477
Gross unrealized appreciation	$615,242
Gross unrealized depreciation	(272,270)
Net unrealized appreciation	$342,972

Pzena Small Cap Value Fund

Cost of investments	$7,110,189
Gross unrealized appreciation	$1,236,775
Gross unrealized depreciation	(163,304)
Net unrealized appreciation	$1,073,471

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.
The Pzena Small Cap Value Fund commenced operations on April, 29, 2016 and has not completed a fiscal period. Please refer to the notes to financial statements section in the Fund's upcoming annual report for federal tax information.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date January 19, 2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.